Other Non-Current Financial Assets - Schedule of Other Non-Current Financial Asset (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Schedule of Other Non-Current Financial Asset [Abstract]
Deposits	$ 408,178	$ 309,730	$ 285,523
Total	$ 408,178	$ 309,730	$ 285,523